UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Certificate of Deposit – 2.18%
Credit Suisse New York
1.28% 1/9/17	2,000,000	$2,000,393
Total Certificate of Deposit (cost $2,000,000)		2,000,393

Commercial Paper – 26.23%
Banks – 6.37%
Abbey National Treasury Services 0.53% 1/3/17 ≠	3,000,000	2,999,912
BNP Paribas New York Branch 0.52% 1/3/17 ≠	1,355,000	1,354,961
DNB Bank 1.17% 6/19/17 ≠≥	1,500,000	1,492,013
		5,846,886
Colleges & Universities – 14.42%
California University 0.65% 2/3/17 ≠	1,500,000	1,499,055
Chicago University 0.65% 2/8/17 ≠	2,000,000	1,998,540
Cornell University
0.60% 1/11/17 ≠	1,300,000	1,299,792
0.65% 2/9/17 ≠	1,000,000	999,190
0.67% 1/19/17 ≠	1,500,000	1,499,475
0.67% 2/2/17 ≠	390,000	389,762
Dartmouth College 0.78% 3/8/17 ≠	1,300,000	1,298,076
Duke University
0.60% 1/11/17 ≠	753,000	752,878
0.78% 3/8/17 ≠	1,500,000	1,497,889
Harvard University 0.50% 1/10/17 ≠	2,000,000	1,999,734
		13,234,391
Consumer Discretionary – 1.64%
Toyota Motor Credit 0.56% 1/19/17 ≠	1,500,000	1,499,476
		1,499,476
Diversified Financial Services – 3.80%
CPPIB Capital 0.89% 4/20/17 ≠≥	3,500,000	3,488,453
		3,488,453
Total Commercial Paper (cost $24,071,552)		24,069,206

Corporate Bonds – 33.43%
Banks – 16.43%
American Express Credit 1.70% 10/30/19	1,000,000	990,644
Bank of America 6.10% 6/15/17	1,500,000	1,530,668
Branch Banking & Trust 1.45% 5/10/19	1,000,000	989,207
Capital One 1.85% 9/13/19	1,250,000	1,236,596
Fifth Third Bank 2.30% 3/15/19	1,000,000	1,007,056
Goldman Sachs Group 2.30% 12/13/19	1,250,000	1,249,464
JPMorgan Chase Bank 1.65% 9/23/19	1,250,000	1,238,056
Morgan Stanley 6.25% 8/28/17	1,500,000	1,545,788

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banks (continued)
PNC Bank 1.95% 3/4/19	1,500,000	$1,502,037
Wachovia 5.75% 6/15/17	2,000,000	2,038,224
1.498% 9/7/17 ●	500,000	501,065
2.15% 12/6/19	1,250,000	1,249,754
		15,078,559
Capital Goods – 1.35%
Fortive 144A 1.80% 6/15/19 #	1,250,000	1,242,965
		1,242,965
Communications – 3.76%
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,476,810
Verizon Communications 1.375% 8/15/19	2,000,000	1,970,126
		3,446,936
Consumer Cyclical – 4.32%
Daimler Finance North America 144A 1.75% 10/30/19 #	1,500,000	1,481,421
General Motors Financial 2.35% 10/4/19	1,250,000	1,236,125
Walgreens Boots Alliance 1.75% 5/30/18	1,250,000	1,251,681
		3,969,227
Electric – 1.36%
Southern 1.85% 7/1/19	1,250,000	1,246,884
		1,246,884
Healthcare – 2.15%
Shire Acquisitions Investments Ireland DAC
1.90% 9/23/19	2,000,000	1,975,942
		1,975,942
Insurance – 2.71%
Metropolitan Life Global Funding I 144A 1.75% 12/19/18 #	1,250,000	1,250,788
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,234,704
		2,485,492
Natural Gas – 1.35%
Sempra Energy 1.625% 10/7/19	1,250,000	1,234,709
		1,234,709
Total Corporate Bonds (cost $30,840,383)		30,680,714

Non-Agency Asset-Backed Securities – 30.07%
Ally Master Owner Trust
Series 2014-1 A1 1.174% 1/15/19 ●	1,000,000	1,000,106
American Express Credit Account Master Trust
Series 2012-1 A 0.974% 1/15/20 ●	1,130,000	1,130,641
Series 2013-2 A 1.124% 5/17/21 ●	510,000	511,565

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(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.944% 5/15/20 ●	2,000,000	$2,000,012
Bank of America Credit Card Trust
Series 2014-A2 A 0.974% 9/16/19 ●	730,000	730,143
Series 2014-A3 A 0.994% 1/15/20 ●	1,000,000	1,000,694
Series 2015-A1 A 1.034% 6/15/20 ●	1,160,000	1,161,558
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 1.204% 7/15/20 #●	1,000,000	1,000,009
BMW Vehicle Lease Trust
Series 2016-1 A2B 1.239% 1/22/18 ●	794,747	795,343
Capital One Multi-Asset Execution Trust
Series 2016-A2 A2 1.334% 2/15/24 ●	2,000,000	2,011,861
Chase Issuance Trust
Series 2012-A10 A10 0.964% 12/16/19 ●	1,000,000	1,001,094
Series 2013-A7 A 1.134% 9/15/20 ●	1,000,000	1,002,954
Series 2014-A5 A5 1.074% 4/15/21 ●	1,010,000	1,011,535
Series 2015-A6 A6 0.954% 5/15/19 ●	750,000	750,268
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 1.036% 5/26/20 ●	1,000,000	1,000,994
Discover Card Execution Note Trust
Series 2013-A1 A1 1.004% 8/17/20 ●	1,400,000	1,401,146
Series 2014-A2 A2 1.106% 8/15/19 ●	1,385,000	1,385,358
Series 2015-A1 A1 1.054% 8/17/20 ●	1,860,000	1,862,801
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 1.274% 1/15/22 ●	1,000,000	1,000,434
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A 1.254% 7/16/18 #●	866,635	867,439
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 1.024% 4/15/19 #●	2,000,000	2,000,000
Nissan Auto Receivables Owner Trust
Series 2016-A A2B 1.054% 2/15/19 ●	796,997	797,806
Nissan Master Owner Trust Receivables
Series 2015-A A1 1.104% 1/15/20 ●	1,175,000	1,176,884
Toyota Auto Receivables
Series 2016-C A2A 1.00% 1/15/19	1,000,000	998,316
Total Non-Agency Asset-Backed Securities
(cost $27,555,907)		27,598,961

Sovereign Bond – 1.64%Δ
Austria – 1.64%
Oesterreichische Kontrollbank 1.062% 8/10/17 ●	1,500,000	1,500,738
Total Sovereign Bond (cost $1,500,000)		1,500,738

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 5.99%
Abbey National Treasury Services 1.43% 10/17/17 ●	1,500,000	$1,500,000
JPMorgan Securities
1.049% 7/10/17 ●	1,000,000	999,865
144A 1.281% 10/19/17 #●	1,500,000	1,501,767
Toronto-Dominion Bank 1.28% 10/17/17 ●	1,500,000	1,500,000
Total Short-Term Investments (cost $5,500,000)		5,501,632

Total Value of Securities – 99.54%
(cost $91,467,842)		91,351,644

Receivables and Other Assets Net of Liabilities – 0.46%		421,256
Net Assets Applicable to 9,190,789 Shares Outstanding – 100.00%		$91,772,900

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $12,055,903, which represents 13.14% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Dec. 31, 2016, the aggregate value of these securities was $4,980,466, which represented 5.43% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of Dec. 31, 2016. Interest rates reset periodically.

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Notes
Delaware Investments Ultrashort Fund	December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve (Trust) - Delaware Investments Ultrashort Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$91,467,842
Aggregate unrealized appreciation of investments	$70,775
Aggregate unrealized depreciation of investments	(186,973)
Net unrealized depreciation of investments	$(116,198)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 2
Certificates of Deposit	$2,000,393
Commercial Paper	24,069,206
Corporate Debt	30,680,714
Non-Agency Asset-Backed Securities	27,598,961
Sovereign Debt	1,500,738
Short-Term Investments	5,501,632
Total Value of Securities	$91,351,644

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. At Dec. 31, 2016, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

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(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: